Turnover and segment information - Net operating assets by segment (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of operating segments [line items]
Net operating assets	£ 24,022	£ 20,003
Net debt	(14,453)	(13,095)
Investments in associates and joint ventures	89	96
Derivative financial instruments	(21)	(82)
Current and deferred taxation	6,019	6,161
Assets held for sale (excluding cash and cash equivalents)	300	3
Net assets	15,956	13,086
Segment profit
Disclosure of operating segments [line items]
Net operating assets	22,923	19,960
Segment profit | Commercial Operations
Disclosure of operating segments [line items]
Net operating assets	13,286	12,501
Segment profit | Research and Development
Disclosure of operating segments [line items]
Net operating assets	9,637	7,459
Corporate and other unallocated costs
Disclosure of operating segments [line items]
Net operating assets	£ 1,099	£ 43